UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7686

Salomon Brothers Emerging Markets Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING

MARKETS INCOME FUND II INC.

FORM N-Q

AUGUST 31, 2004

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
U.S. GOVERNMENT OBLIGATIONS - 8.1%
$27,000,000	U.S. Treasury Notes, 4.250% due 8/15/14 (Cost - $27,097,031)	$27,278,451

SOVEREIGN BONDS - 122.3%
Argentina - 3.2%
	Republic of Argentina:
14,350,000	Discount Bond, Series L-GL, 2.4375% due 3/31/23 (b)(c)	7,390,250
6,650,000	Series L-GP, 6.000% due 3/31/23 (b)	3,403,969

		10,794,219

Brazil - 35.4%
	Federal Republic of Brazil:
1,500,000	7.33625% due 6/29/09 (c)	1,612,500
2,000,000	12.750% due 1/15/20	2,420,000
22,580,000	12.250% due 3/6/30	26,587,950
17,165,000	11.000% due 8/17/40	18,375,132
38,384,762	C Bond, 8.000% due 4/15/14	37,593,076
2,578,824	DCB, Series L, 2.125% due 4/15/12 (c)	2,330,612
	FLIRB, Series L:
9,556,154	Bearer, 2.0625% due 4/15/09 (c)	9,269,469
21,683,077	Registered, 2.0625% due 4/15/09 (c)	21,032,584

		119,221,323

Bulgaria - 1.4%
3,825,000	Republic of Bulgaria, 8.250% due 1/15/15	4,688,016

Colombia - 7.2%
	Republic of Colombia:
175,000	10.750% due 1/15/13	202,125
900,000	11.750% due 2/25/20	1,101,375
550,000	8.125% due 5/21/24	503,250
20,500,000	10.375% due 1/28/33	22,447,500

		24,254,250

Costa Rica - 1.8%
	Republic of Costa Rica:
3,500,000	8.050% due 1/31/13	3,596,250
1,625,000	6.548% due 3/20/14	1,470,625
800,000	9.995% due 8/1/20 (d)	871,000

		5,937,875

Dominican Republic - 0.3%
1,465,000	Dominican Republic, 9.500% due 9/27/06	1,128,050

Ecuador - 7.2%
	Republic of Ecuador:
18,275,000	12.000% due 11/15/12	17,872,950
7,930,000	8.000% due 8/15/30 (c)	6,254,787

		24,127,737

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
El Salvador - 0.9%
$2,975,000	Republic of El Salvador, 8.250% due 4/10/32	$2,900,625

Germany - 2.0%
6,100,000	Aries Vermoegensverwaltungs GmbH, Russian Federation
	Sovereign Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	6,862,500

Malaysia - 0.2%
725,000	Federation of Malaysia, 8.750% due 6/1/09	871,987

Mexico - 7.4%
	United Mexican States:
6,185,000	6.375% due 1/16/13	6,509,713
8,148,000	5.875% due 1/15/14	8,262,072
7,100,000	6.625% due 3/3/15	7,494,050
1,925,000	11.375% due 9/15/16	2,822,531

		25,088,366

Panama - 1.6%
	Republic of Panama:
106,000	9.375% due 1/16/23	115,540
3,650,000	8.875% due 9/30/27	3,796,000
1,585,134	IRB, 2.750% due 7/17/14 (c)	1,529,655

		5,441,195

Peru - 4.7%
	Republic of Peru:
6,775,000	FLIRB, 4.500% due 3/7/17 (c)	5,894,250
10,760,750	PDI, 5.000% due 3/7/17 (c)	9,819,184

		15,713,434

The Philippines - 6.2%
	Republic of the Philippines:
15,500,000	8.250% due 1/15/14	15,228,750
5,025,000	10.625% due 3/16/25	5,558,906

		20,787,656

Russia - 27.7%
	Russian Federation:
8,110,000	11.000% due 7/24/18	10,624,100
1,125,000	12.750% due 6/24/28	1,710,000
84,325,000	5.000% due 3/31/30 (c)	80,846,594

		93,180,694

South Africa - 2.2%
	Republic of South Africa:
1,675,000	9.125% due 5/19/09	1,998,484
5,075,000	6.500% due 6/2/14	5,366,812

		7,365,296

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Turkey - 7.2%
	Republic of Turkey:
$ 1,450,000	11.750% due 6/15/10	$1,790,750
17,925,000	9.500% due 1/15/14	20,255,250
1,500,000	11.875% due 1/15/30	2,040,000

		24,086,000

Venezuela - 5.7% Republic of Venezuela:
3,925,000	5.375% due 8/7/10	3,441,244
3,500,000	10.750% due 9/19/13	3,823,750
9,925,000	9.250% due 9/15/27	9,267,469
1,025,000	9.375% due 1/13/34	945,050
857,100	FLIRB, Series A, 2.0625% due 3/31/07 (c)	846,386
850,000	Series A, 6.750% due 3/31/20	808,563

		19,132,462

	TOTAL SOVEREIGN BONDS
	(Cost - $403,953,345)	411,581,685

LOAN PARTICIPATIONS (e) - 4.8%
Jamaica - 0.1%
171,875	Government of Jamaica, Tranche B, 2.5625% due 11/15/04 (J.P. Morgan Chase & Co.) (c)	166,719

Morocco - 4.0%
13,695,923	Kingdom of Morocco, Tranche A, 2.78125% due 1/5/09 (CS First Boston Corp., J.P. Morgan Chase & Co., and UBS Financial Services Inc.) (c)	13,490,484

Russia - 0.7%
3,000,000	Russian Government, Foreign Trade Obligation, zero coupon due 12/31/20 (Bank of America) (f)	2,370,000

	TOTAL LOAN PARTICIPATIONS
	(Cost - $15,608,805)	16,027,203

CORPORATE BONDS - 7.8%
Energy - 7.8%
18,300,000	PEMEX Project Funding Master Trust, 7.375% due 12/15/14	20,111,700
3,300,000	Petroleos Mexicanos, 9.500% due 9/15/27	4,026,000
171,875	Petronas Capital Ltd., 7.875% due 5/22/22	2,287,536

	TOTAL CORPORATE BONDS
	(Cost - $26,209,202)	26,425,236

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

RIGHTS/ WARRANTS		SECURITY(a)	VALUE
RIGHTS/ WARRANTS (f)(g) - 0.0%
2,000	Warrants	Asia Pulp & Paper (Exercise price of $7.8375 per share expiring on 3/15/05. Each warrant exercisable for 12.914 shares of common stock) (d)	$0
55,335	Rights	Venezuela Discount Right	0

		TOTAL RIGHTS AND WARRANTS
		(Cost - $0)	0

FACE AMOUNT
REPURCHASE AGREEMENTS - 0.6%
$ 924,000		Merrill Lynch Government Securities Inc. dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $924,040; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 2.500% due 11/17/04 to 2/24/06; Market value - $942,480)	924,000
1,000,000		UBS Securities LLC dated 8/31/04, 1.580% due 9/1/04; Proceeds at maturity - $1,000,044; (Fully collateralized by various U.S. Government and Agency Obligations, 0.000% to 9.800% due 10/22/04 to 3/1/26; Market value - $1,020,003)	1,000,000

		TOTAL REPURCHASE AGREEMENTS
		(Cost - $1,924,000)	1,924,000

		TOTAL INVESTMENTS - 143.6% (Cost - $474,792,383*)	483,236,575
		Liabilities in Excess of Other Assets - (43.6)%	(146,823,993)

		NET ASSETS - 100.0%	$336,412,582

(a)	All securities are segregated as collateral pursuant to a revolving credit facility or reverse repurchase agreements.

(b)	Security is currently in default.

(c)	Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has not been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Participation interests were acquired through the financial institutions indicated parenthetically.

(f)	Security is valued in accordance with fair valuation procedures.

(g)	Non-income producing security.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
C Bond	— Capitalization Bond
DCB	— Debt Conversion Bond
FLIRB	— Front Loaded Interest Reduction Bond
IRB	— Interest Reduction Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Income Fund II Inc. (“Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities and derivatives for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that the custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund, which it is obligated to repurchase.

Notes to Schedule of Investments (unaudited) (continued)

(d) Futures Contracts. The Fund may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of their portfolios. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(e) Loan Participations/Assignments. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lenders”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

(f) Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Notes to Schedule of Investments (unaudited) (continued)

Note 2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,515,527
Gross unrealized depreciation	(5,071,335)

Net unrealized appreciation	$8,444,192

During the three months ended August 31, 2004, transactions in reverse repurchase agreements for the Fund were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$73,951,498	1.261%	$84,847,333

Interest rates on reverse repurchase agreements ranged from 0.800% to 1.450% for the three months ended August 31, 2004.

In addition, at August 31, 2004, the Fund had the following reverse repurchase agreements outstanding:

Face Amount	Security	Value
$50,375,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/19/04 bearing 1.400% to be repurchased at $51,090,045 on 2/18/05, collateralized by: $57,230,000 Russian Federation, 5.000% due 3/31/30; Market value - $54,869,263	$50,375,000
25,300,000	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 7/2/04 bearing 1.000% to be repurchased at $25,556,514 on 7/2/05, collateralized by: $23,000,000 Federal Republic of Brazil, C Bond, 8.000% due 4/15/14; Market value - $22,525,625	25,300,000
3,975,667	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 8/23/04 bearing 1.250% to be repurchased at $4,026,053 on 8/23/05, collateralized by: $4,000,000 Federal Republic of Equador, 12.000% due 11/15/12; Market value - $3,912,000	3,975,667
5,196,667	Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 8/23/04 bearing 1.450% to be repurchased at $5,273,065 on 8/23/05, collateralized by: $5,000,000 Federal Republic of Brazil, 11.000% due 8/17/40; Market value - $5,352,500	5,196,667

	Total Reverse Repurchase Agreements (Cost - $84,847,334)	$84,847,334

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contract to Sell:
U.S. Treasury 10 Year Note	1,750	12/04	$194,394,043	$196,546,875	$(2,152,832)

At August 31, 2004, the Fund held loan participations with a total cost of $15,608,805 and a total market value of $16,027,203.

Note 3. Loan

At August 31, 2004, the Fund had a $110,000,000 loan available pursuant to a revolving credit and security agreement of which the Fund had $75,000,000 outstanding with CXC LLC, an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of SBAM, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rate of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

Note 4. Credit and Market Risk

The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. At August 31, 2004, the Fund had a concentration of risk in sovereign debt of emerging market countries.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	October 29, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	October 29, 2004